Label	Element	Value
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	MassMutual Mid Cap Growth Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks growth of capital over the long-term.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 96 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the
Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	32.00%
Strategy [Heading]	oef_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Principal Investment Strategies
The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Frontier Capital Management Company, LLC (“Frontier”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”) serves as sub-subadviser for the portion of the portfolio subadvised by T. Rowe Price. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the S&P MidCap 400® Index or the Russell Midcap® Growth Index (as of December 31, 2024, between $1.56 billion and $168.43 billion). The Fund may invest up to 20% of its net assets in stocks whose market capitalizations at the time of investment are outside of that capitalization range. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 25% of its total assets in foreign securities. The Fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
In selecting securities for the Fund, T. Rowe Price and T. Rowe Price Investment Management generally use a “growth” approach, seeking to identify companies that they believe have proven products or services, a record of above-average earnings growth, demonstrated potential to sustain earnings growth, stock prices that appear to undervalue their growth prospects, or a connection to industries experiencing increasing demand. In pursuing the Fund’s investment objective, T. Rowe Price and T. Rowe Price Investment Management have the discretion to purchase some securities that do not meet those investment criteria when they believe there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price or T. Rowe Price Investment Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
In selecting securities for the Fund, Frontier employs a “growth at a reasonable price” approach to identify the best risk/reward investment ideas in the U.S. equity mid-capitalization universe. Frontier believes that over time stock prices tend to follow earnings progress and that stocks must be purchased and owned at reasonable valuations. Frontier tends to own companies that, in its opinion, can generate long-term, sustainable earnings, managed by qualified professionals capable of executing a well conceived strategic plan. Frontier looks for businesses that, in its opinion, can generate returns on capital in excess of their cost of capital over a business cycle.
Each subadviser or the sub-subadviser may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell Midcap Growth Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://www.massmutual.com/product-performance/mutual-funds
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Performance Class R5 Shares
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter:	2Q ’20,	28.62%	Lowest Quarter:	1Q ’20,	–23.01%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	28.62%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(23.01%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Fund.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Foreign Investment Risk; Emerging Markets Risk; Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. In the event of nationalization, expropriation, confiscation, or other government action, intervention, or restriction, the Fund could lose its entire investment in a particular foreign issuer or country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems. Many emerging market countries are highly reliant on international trade and exports, including the export of commodities. Their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established health care systems. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, public health, and other conditions than the U.S. market.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Growth Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Cash Position Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Management and Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management and Operational Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective, and the Fund is subject to the risk that the manager’s assessment of an investment is wrong. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses. The Fund also runs the risk that deficiencies in the investment adviser’s, subadviser’s, or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend. Preferred stocks are also subject to additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Restricted Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Restricted Securities Risk The Fund may hold securities that are restricted as to resale under the U.S. federal securities laws, such as securities in certain privately held companies. Such securities may be highly illiquid and their values may experience significant volatility. Restricted securities may be difficult to value.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.16%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 662
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,156
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,891
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Administrative Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.96%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	307
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	534
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,188
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class R3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.36%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	432
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	748
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,645
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.76%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	426
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 952
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Service Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.86%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,071
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.66%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	371
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 833
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class R4
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.11%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	615
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,361
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.76%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	426
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 952
MassMutual Mid Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.81%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.86%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.55%	[3]
MassMutual Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.54%
MassMutual Mid Cap Growth Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.97%
MassMutual Mid Cap Growth Fund | Administrative Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.86%
MassMutual Mid Cap Growth Fund | Class R3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.42%
MassMutual Mid Cap Growth Fund | Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	5.82%
Annual Return [Percent]	oef_AnnlRtrPct	6.07%
Annual Return [Percent]	oef_AnnlRtrPct	24.57%
Annual Return [Percent]	oef_AnnlRtrPct	(3.22%)
Annual Return [Percent]	oef_AnnlRtrPct	32.06%
Annual Return [Percent]	oef_AnnlRtrPct	26.12%
Annual Return [Percent]	oef_AnnlRtrPct	14.89%
Annual Return [Percent]	oef_AnnlRtrPct	(24.18%)
Annual Return [Percent]	oef_AnnlRtrPct	19.50%
Annual Return [Percent]	oef_AnnlRtrPct	11.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.07%
MassMutual Mid Cap Growth Fund | Class R5 | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.69%
MassMutual Mid Cap Growth Fund | Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.83%
MassMutual Mid Cap Growth Fund | Service Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.97%
MassMutual Mid Cap Growth Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.19%
MassMutual Mid Cap Growth Fund | Class R4
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.69%
MassMutual Mid Cap Growth Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.07%

[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[2]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[3]
Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.